CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	May. 31, 2012 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($) shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 USD ($) shares	Mar. 31, 2013 CNY (¥) shares
Cash flows from operating activities:
Net income				$ 3,923	¥ 24,320		¥ 23,403		¥ 8,649
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation of previously held equity interest related to step acquisitions				(1,054)	(6,535)
(Gain) Loss on disposals of equity investees				(21)	(128)		3		(68)
Realized and unrealized gain related to investment securities				(29)	(178)		(90)		(80)
Change in fair value of other assets and liabilities				84	521		21		245
Gain on disposals of other subsidiaries				(50)	(307)		(387)		(8)
Depreciation and amortization of property and equipment and land use rights				375	2,326		1,339		805
Amortization of intangible assets				337	2,089		315		130
Share-based compensation expense				2,102	13,028		2,844		1,259
Equity-settled donation expense							1,269
Impairment of goodwill and intangible assets				28	175		44		175
Loss (Gain) on disposals of property and equipment				(2)	(13)				3
Amortization of restructuring reserve (Note 4(b))				27	166
Share of results of equity investees				257	1,590		203		6
Deferred income taxes				268	1,659		1,466		104
Allowance for doubtful accounts relating to micro loans				105	650		442		120
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Restricted cash and escrow receivables				(137)	(851)		(1,329)		(974)
Loan receivables				(1,883)	(11,674)		(9,175)		(2,828)
Prepayments, receivables and other assets				(363)	(2,253)		(3,567)		(354)
Income tax payable				227	1,410		1,008		(116)
Escrow money payable				135	837		1,344		976
Accrued expenses, accounts payable and other liabilities				1,706	10,578		3,992		3,657
Merchant deposits				402	2,490		1,628		2,338
Deferred revenue and customer advances				212	1,317		1,606		437
Net cash provided by operating activities				6,649	41,217		26,379		14,476
Cash flows from investing activities:
Decrease (Increase) in short-term investments, net				(179)	(1,113)		(8,304)		2,589
Decrease in restricted cash				184	1,139		199		334
Increase in trading investment securities, net				(3)	(16)		(147)		(12)
Acquisitions of available-for-sale and held-to-maturity investment securities				(1,904)	(11,801)		(2,972)		(60)
Disposals of available-for-sale and held-to-maturity investment securities				151	939		372		26
Acquisitions of:
Land use rights and construction in progress				(474)	(2,935)		(1,491)		(1,457)
Other property, equipment and intangible assets				(769)	(4,770)		(3,285)		(1,046)
Disposals of property and equipment									301
Cash paid for business combinations, net of cash acquired				(1,654)	(10,255)		(732)		(52)
Deconsolidation and disposal of subsidiaries, net of cash proceeds				(205)	(1,271)		(46)		551
Loans to employees, net of repayments				(6)	(40)		(212)		(344)
Acquisitions of equity investees				(3,780)	(23,430)		(16,468)		(452)
Disposals of equity investees				16	99		89		167
Net cash provided by (used in) investing activities				(8,623)	(53,454)		(32,997)		545
Cash flows from financing activities:
Issuance of ordinary shares, including repayment of loan and interest receivable on employee loans for the exercise of ordinary shares				9,974	61,831		1,638		16,792
Repurchase of ordinary shares				(44)	(270)		(157)		(40,111)
Issuance (Repurchase) of ordinary shares for Partner Capital Investment Plan (Note 8(c))				(20)	(123)		442
Issuance of Convertible Preference Shares, net of direct incidental fees incurred									10,542
Payment of dividend on Convertible Preference Shares				(17)	(104)		(208)		(103)
Redemption of Redeemable Preference Shares							(5,131)
Dividend paid by a consolidated subsidiary to noncontrolling interests				(10)	(61)
Capital Injection from noncontrolling interest				28	174
Deemed disposals of partial interest in subsidiaries, net of related costs				1	6				11
Proceeds from secured borrowings relating to micro loans				14,264	88,422		53,195		8,705
Repayment of secured borrowings relating to micro loans				(13,271)	(82,269)		(46,029)		(6,607)
Proceeds from current bank borrowings				4,163	25,804		681		2,439
Repayment of current bank borrowings				(3,990)	(24,734)		(423)		(2,584)
Proceeds from non-current bank borrowings				3,162	19,602		30,153		24,979
Repayment of non-current bank borrowings				(7,991)	(49,538)		(24,788)
Proceeds from unsecured senior notes				7,865	48,757
Net cash (used in) provided by financing activities				14,114	87,497		9,364		(1,406)
Effect of exchange rate changes on cash and cash equivalents				(18)	(112)		(97)		(76)
Increase in cash and cash equivalents				12,122	75,148		2,649		13,539
Cash and cash equivalents at beginning of year				5,331	33,045		30,396		16,857
Cash and cash equivalents at end of year				17,453	108,193	$ 5,331	33,045		30,396
Supplemental disclosures of cash flow information:
Payment of income taxes					3,458		722		1,469
Payment of interest					956		1,220		912
Business combinations:
Cash paid for business combinations					(16,291)		(767)		(100)
Cash acquired in business combinations					6,036		35		48
Cash paid for business combinations, net of cash acquired				$ (1,654)	¥ (10,255)		¥ (732)		¥ (52)
Major non-cash transactions:
Number of underlying ordinary shares issued | shares						7,195,581	7,195,581	400,000	400,000
Acquisition of the remaining noncontrolling interest in a subsidiary
Cash flows from financing activities:
Acquisition payment							¥ (9)		¥ (335)
Yahoo | Initial Repurchase
Cash flows from financing activities:
Repurchase of ordinary shares	$ (6,300)	¥ (39,800)
Major non-cash transactions:
Total consideration for Initial Repurchase	7,100	44,900						$ 7,100	44,900
Alibaba.com Limited | Privatization of Alibaba.com Limited
Cash flows from financing activities:
Acquisition payment			¥ (15,100)						(15,134)
Redeemable Preference Shares | Yahoo | Initial Repurchase
Major non-cash transactions:
Liquidation preference amount of Redeemable Preference Shares issued to settle Initial Repurchase	$ 800	¥ 5,100						$ 800	¥ 5,100